Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005502
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,334		$ 10,194		$ 10,595		$ 10,867		$ 11,083		$ 11,315		$ 11,356		$ 11,364		$ 11,547		$ 11,247		$ 11,580	$ 11,741	$ 12,178	$ 12,464	$ 12,420	$ 12,393	$ 13,318	$ 13,762	$ 14,235	$ 14,818	$ 15,190	$ 15,009	$ 14,562	$ 13,827	$ 13,360	$ 13,460	$ 13,465	$ 13,674	$ 14,054	$ 14,189	$ 14,973	$ 15,293	$ 15,946	$ 16,266	$ 16,337	$ 16,443	$ 17,161	$ 17,652	$ 18,277	$ 18,642
C000049236
Account Value [Line Items]
Accumulated Value		10,000		10,327		10,187		10,581		10,838		11,046		11,270		11,302		11,302		11,486		11,177		11,508	11,651	12,078	12,363	12,311	12,274	13,185	13,608	14,078	14,636	14,996	14,806	14,363	13,625	13,152	13,251	13,249	13,443	13,806	13,928	14,681	14,996	15,626	15,929	15,992	16,084	16,777	17,247	17,854	18,185
C000049237
Account Value [Line Items]
Accumulated Value		10,000		10,311		10,163		10,555		10,802		11,008		11,223		11,246		11,246		11,420		11,098		11,423	11,555	11,976	12,248	12,189	12,143	13,029	13,454	13,897	14,445	14,797	14,601	14,144	13,422	12,948	13,024	13,019	13,196	13,551	13,657	14,398	14,692	15,293	15,575	15,626	15,714	16,386	16,829	17,404	17,724
C000244825
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 513,778		$ 542,240		$ 554,289		$ 578,389		$ 589,975		$ 592,735		$ 597,079		$ 623,144		$ 641,486		$ 664,330		$ 677,607
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000		512,174		522,826		523,046		548,095		547,386		553,193		551,599		565,284		578,594		587,826		579,914
S&P Target Date Retirement Income Index
Account Value [Line Items]
Accumulated Value		10,000		10,249		10,113		10,394		10,587		10,754		10,989		11,001		11,056		11,247		10,986		11,245	11,382	11,801	12,085	12,038	12,186	12,786	13,095	13,264	13,610	13,916	13,811	13,458	12,844	12,509	12,568	12,647	12,869	13,102	13,207	13,803	14,022	14,681	14,842	14,971	15,131	15,775	16,253	16,737	17,036
S&P Target Date Retirement Income Index
Account Value [Line Items]
Accumulated Value		10,000		10,249		10,113		10,394		10,587		10,754		10,989		11,001		11,056		11,247		10,986		11,245	11,382	11,801	12,085	12,038	12,186	12,786	13,095	13,264	13,610	13,916	13,811	13,458	12,844	12,509	12,568	12,647	12,869	13,102	13,207	13,803	14,022	14,681	14,842	14,971	15,131	15,775	16,253	16,737	17,036
S&P Target Date Retirement Income Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,249		$ 10,113		$ 10,394		$ 10,587		$ 10,754		$ 10,989		$ 11,001		$ 11,056		$ 11,247		$ 10,986		$ 11,245	$ 11,382	$ 11,801	$ 12,085	$ 12,038	$ 12,186	$ 12,786	$ 13,095	$ 13,264	$ 13,610	$ 13,916	$ 13,811	$ 13,458	$ 12,844	$ 12,509	$ 12,568	$ 12,647	$ 12,869	$ 13,102	$ 13,207	$ 13,803	$ 14,022	$ 14,681	$ 14,842	$ 14,971	$ 15,131	$ 15,775	$ 16,253	$ 16,737	$ 17,036
S&P Target Date Retirement Income Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 513,597		$ 536,763		$ 545,292		$ 570,912		$ 577,163		$ 582,184		$ 588,404		$ 613,450		$ 632,050		$ 650,873		$ 662,475